Shareholder Fees - FidelitySeriesBlueChipGrowthFund-PRO	Sep. 29, 2023 USD ($)
FidelitySeriesBlueChipGrowthFund-PRO | Fidelity Series Blue Chip Growth Fund
Shareholder Fees:
(fees paid directly from your investment)	none